Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Jan. 02, 2021	Dec. 28, 2019
Operating Activities
Net income	$ 740.1	$ 555.9	$ 303.6
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	167.3	154.2	140.3
Amortization	76.8	51.1	38.7
Provision for credit losses and sales returns	35.7	64.0	58.7
Stock-based compensation	37.2	24.0	34.5
Pension plan settlements and related charges	1.6	0.5	444.1
Deferred taxes and other non-cash taxes	2.6	9.3	(216.9)
Other non-cash expense and loss (income and gain), net	10.1	44.9	28.3
Changes in assets and liabilities and other adjustments:
Trade accounts receivable	(113.2)	14.7	(42.2)
Inventories	(182.7)	(6.0)	(18.1)
Accounts payable	255.2	(68.2)	46.4
Taxes on income	(7.3)	(35.2)	5.4
Other assets	4.1	18.2	38.4
Other liabilities	19.3	(76.1)	(114.7)
Net cash provided by operating activities	1,046.8	751.3	746.5
Investing Activities
Purchases of property, plant and equipment	(255.0)	(201.4)	(219.4)
Purchases of software and other deferred charges	(17.1)	(17.2)	(37.8)
Proceeds from sales of property, plant and equipment	1.1	9.2	7.8
Proceeds from insurance and sales (purchases) of investments, net	3.1	5.6	4.9
Proceeds from sale of product line	7.6	0.0	0.0
Payments for acquisitions, net of cash acquired, and investments in businesses	(1,477.6)	(350.4)	(6.5)
Net cash used in investing activities	(1,737.9)	(554.2)	(251.0)
Financing Activities
Net increase (decrease) in borrowings with maturities of three months or less	259.2	(110.4)	(5.3)
Additional borrowings under revolving credit facility		500.0
Repayments of borrowings under revolving credit facility		(500.0)
Additional long-term borrowings	791.7	493.7
Repayments of long-term debt and finance leases	(13.4)	(270.2)	(18.6)
Dividends paid	(220.6)	(196.8)	(189.7)
Share repurchases	(180.9)	(104.3)	(237.7)
Net (tax withholding) proceeds related to stock-based compensation	(25.4)	(19.7)	(17.4)
Other	(6.3)		(1.6)
Net cash provided by (used in) financing activities	604.3	(207.7)	(470.3)
Effect of foreign currency translation on cash balances	(2.8)	9.2	(3.5)
Increase (decrease) in cash and cash equivalents	(89.6)	(1.4)	21.7
Cash and cash equivalents, beginning of year	252.3	253.7	232.0
Cash and cash equivalents, end of year	$ 162.7	$ 252.3	$ 253.7